Revenue - Schedule of disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 92,390	$ 15,936	$ 6,155
Goods transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,737	5,413	0
Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,945	10,367	6,155
Services transferred overtime
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	708	156	0
Prevention - genetic testing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,945	10,367	6,155
Consumer health - health and wellness solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,149	370	0
Consumer health - sports distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,296	$ 5,199	$ 0